SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Details 6) (Advances to suppliers, Supplier, USD $)	Dec. 31, 2012	Dec. 31, 2011
Supplier A
Concentration of credit risk
Advances to suppliers	$ 18,999,961
Supplier B
Concentration of credit risk
Advances to suppliers	17,712,192	17,408,593
Supplier C
Concentration of credit risk
Advances to suppliers	10,182,165	10,157,248
Supplier D
Concentration of credit risk
Advances to suppliers	9,545,172	9,517,110
Supplier E
Concentration of credit risk
Advances to suppliers	7,954,817	7,935,350
Supplier F
Concentration of credit risk
Advances to suppliers	$ 1,188,507	$ 9,430,646